SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Warranty provision, beginning of year	$ 1,978	$ 1,676
Charged to costs and expenses relating to new sales	1,126	1,052
Acquisition of the business of U.S. Quartz		508
Costs of product warranty claims	(937)	(1,109)
Foreign currency translation adjustments	56	(149)
Warranty provision, end of year	$ 223	$ 1,978
Minimum [Member]
Warranty:
Warranty term	3 years
Maximum [Member]
Warranty:
Warranty term	10 years